Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Common stocks: 79.70%
Energy: 0.27%
Energy equipment & services: 0.13%
Bristow Group Incorporated	5,135	$ 152,510
Oil, gas & consumable fuels: 0.14%
Denbury Incorporated †	1,631	129,860
Whiting Petroleum Corporation	523	33,833
		163,693
Financials: 0.18%
Mortgage REITs: 0.18%
Blackstone Mortgage Trust Incorporated Class A	2,257	67,710
Ladder Capital Corporation	6,254	71,233
Starwood Property Trust Incorporated	2,796	69,788
		208,731
Utilities: 79.25%
Electric utilities: 48.54%
Alliant Energy Corporation	29,270	1,603,703
American Electric Power Company Incorporated	60,760	4,924,598
Duke Energy Corporation	61,621	5,977,853
Entergy Corporation	22,292	2,236,779
Evergy Incorporated	29,385	1,860,071
Eversource Energy	33,554	2,760,488
Exelon Corporation	117,779	6,210,487
FirstEnergy Corporation	61,615	2,320,421
NextEra Energy Incorporated	212,655	18,454,201
The Southern Company	96,382	5,888,940
Xcel Energy Incorporated	71,281	4,542,738
		56,780,279
Gas utilities: 3.20%
Atmos Energy Corporation	29,092	2,627,589
ONE Gas Incorporated	17,268	1,119,657
		3,747,246
Multi-utilities: 24.61%
Ameren Corporation	38,992	3,181,357
CenterPoint Energy Incorporated	96,089	2,489,666
CMS Energy Corporation	59,487	3,500,810
Dominion Energy Incorporated	78,633	5,598,670
DTE Energy Company	27,561	2,985,959
Public Service Enterprise Group Incorporated	47,644	2,977,274
Sempra Energy	37,562	4,502,557
WEC Energy Group Incorporated	40,869	3,552,742
		28,789,035
Water utilities: 2.90%
American Water Works Company Incorporated	20,113	3,390,448
Total Common stocks (Cost $82,448,110)		93,231,942

See accompanying notes to portfolio of investments

Allspring Utilities and High Income Fund  |  1

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 33.95%
Communication services: 5.76%
Diversified telecommunication services: 0.63%
Cablevision Lightpath LLC 144A	5.63%	9-15-2028	$ 105,000	$ 102,638
Cablevision Lightpath LLC 144A	3.88	9-15-2027	30,000	29,138
Level 3 Financing Incorporated 144A	3.63	1-15-2029	155,000	143,375
Level 3 Financing Incorporated 144A	4.25	7-1-2028	100,000	97,500
Level 3 Financing Incorporated 144A	4.63	9-15-2027	50,000	50,650
Windstream Corporation 144A	7.75	8-15-2028	100,000	104,181
Zayo Group Holdings Incorporated 144A	6.13	3-1-2028	225,000	211,781
				739,263
Entertainment: 0.39%
Live Nation Entertainment Incorporated 144A	3.75	1-15-2028	45,000	43,223
Live Nation Entertainment Incorporated 144A	5.63	3-15-2026	48,000	49,320
Live Nation Entertainment Incorporated 144A	6.50	5-15-2027	165,000	178,853
Seaworld Parks & Entertainment 144A	5.25	8-15-2029	185,000	184,353
				455,749
Interactive media & services: 0.25%
Rackspace Technology Company 144A	5.38	12-1-2028	295,000	284,675
Media: 4.40%
CCO Holdings LLC 144A	4.50	8-15-2030	475,000	478,774
CCO Holdings LLC	4.50	5-1-2032	50,000	49,794
CCO Holdings LLC 144A	5.00	2-1-2028	25,000	25,750
CCO Holdings LLC 144A	5.13	5-1-2027	50,000	51,464
CCO Holdings LLC 144A	5.50	5-1-2026	2,000	2,064
Cinemark USA Incorporated 144A	5.25	7-15-2028	235,000	222,663
Cinemark USA Incorporated 144A	5.88	3-15-2026	65,000	64,218
Cinemark USA Incorporated 144A	8.75	5-1-2025	80,000	85,000
Clear Channel Outdoor Holdings 144A	5.13	8-15-2027	65,000	65,650
Clear Channel Outdoor Holdings 144A	7.75	4-15-2028	110,000	114,652
Compression Partners LP	6.88	9-1-2027	100,000	102,559
Covert Mergeco Incorporated 144A	4.88	12-1-2029	10,000	10,049
CSC Holdings LLC 144A	4.13	12-1-2030	170,000	162,685
CSC Holdings LLC 144A	4.63	12-1-2030	200,000	186,000
CSC Holdings LLC 144A	5.75	1-15-2030	150,000	146,907
CSC Holdings LLC 144A	6.50	2-1-2029	200,000	211,448
CSC Holdings LLC 144A	7.50	4-1-2028	200,000	212,250
DIRECTV Holdings LLC 144A	5.75	12-1-2028	265,000	261,112
DIRECTV Holdings LLC 144A	5.88	8-15-2027	15,000	15,263
Gray Escrow II Incorporated 144A	5.38	11-15-2031	300,000	300,642
Gray Television Incorporated 144A	4.75	10-15-2030	250,000	240,938
Nexstar Broadcasting Incorporated 144A	4.75	11-1-2028	110,000	109,846
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	300,000	311,250
Nielsen Finance LLC 144A	5.63	10-1-2028	210,000	214,364
Nielsen Finance LLC 144A	5.88	10-1-2030	375,000	390,143
Outfront Media Capital Corporation 144A	4.63	3-15-2030	100,000	98,601
Outfront Media Capital Corporation 144A	5.00	8-15-2027	25,000	25,204
QVC Incorporated	4.75	2-15-2027	265,000	270,679
Salem Media Group Incorporated 144A	6.75	6-1-2024	245,000	245,000
Scripps Escrow II Incorporated 144A	5.38	1-15-2031	145,000	145,725
Scripps Escrow II Incorporated 144A	5.88	7-15-2027	25,000	25,649
See accompanying notes to portfolio of investments

2  |  Allspring Utilities and High Income Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media (continued)
Scripps Escrow II Incorporated 144A	3.88%	1-15-2029	$ 35,000	$ 34,781
Townsquare Media Incorporated 144A	6.88	2-1-2026	250,000	262,163
				5,143,287
Wireless telecommunication services: 0.09%
Consolidated Communications Holdings Incorporated 144A	6.50	10-1-2028	105,000	108,938
Consumer discretionary: 3.88%
Auto components: 0.84%
Allison Transmission Incorporated 144A	5.88	6-1-2029	170,000	181,654
Clarios Global LP 144A	6.25	5-15-2026	60,000	62,353
Clarios Global LP 144A	8.50	5-15-2027	245,000	257,863
Cooper Tire & Rubber Company	7.63	3-15-2027	257,000	300,690
Tenneco Incorporated 144A	5.13	4-15-2029	185,000	178,147
				980,707
Diversified consumer services: 0.43%
Service Corporation International	7.50	4-1-2027	425,000	508,938
Hotels, restaurants & leisure: 1.63%
Carnival Corporation 144A	10.50	2-1-2026	60,000	68,400
Carnival Corporation 144A	4.00	8-1-2028	150,000	145,875
Carnival Corporation 144A	6.00	5-1-2029	120,000	116,620
Carnival Corporation 144A	7.63	3-1-2026	178,000	182,537
Carnival Corporation 144A	9.88	8-1-2027	100,000	112,559
CCM Merger Incorporated 144A	6.38	5-1-2026	300,000	312,000
NCL Corporation Limited 144A	5.88	3-15-2026	155,000	151,066
NCL Corporation Limited 144A	12.25	5-15-2024	211,000	249,423
Royal Caribbean Cruises Limited 144A	5.50	8-31-2026	70,000	68,250
Royal Caribbean Cruises Limited 144A	5.50	4-1-2028	125,000	121,563
Royal Caribbean Cruises Limited 144A	9.13	6-15-2023	250,000	265,164
Royal Caribbean Cruises Limited 144A	10.88	6-1-2023	100,000	108,744
				1,902,201
Household durables: 0.26%
Allied Universal Holdco LLC 144A	6.63	7-15-2026	115,000	118,186
WASH Multifamily Acquisition Incorporated 144A	5.75	4-15-2026	185,000	190,550
				308,736
Specialty retail: 0.63%
Asbury Automotive Group Incorporated	4.75	3-1-2030	56,000	56,140
Group 1 Automotive Incorporated 144A	4.00	8-15-2028	120,000	118,711
Lithia Motors Incorporated 144A	3.88	6-1-2029	80,000	80,949
Lithia Motors Incorporated 144A	4.63	12-15-2027	25,000	26,063
NMG Holding Company Incorporated 144A	7.13	4-1-2026	200,000	209,180
Rent-A-Center Incorporated 144A	6.38	2-15-2029	235,000	240,976
				732,019
Textiles, apparel & luxury goods: 0.09%
The William Carter Company 144A	5.50	5-15-2025	25,000	25,974
The William Carter Company 144A	5.63	3-15-2027	75,000	77,216
				103,190
See accompanying notes to portfolio of investments

Allspring Utilities and High Income Fund  |  3

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer staples: 0.33%
Food products: 0.33%
CHS Incorporated 144A	6.00%	1-15-2029	$ 10,000	$ 10,400
CHS Incorporated 144A	6.63	2-15-2025	140,000	145,068
CHS Incorporated 144A	6.88	4-15-2029	235,000	230,975
				386,443
Energy: 6.77%
Energy equipment & services: 1.34%
Bristow Group Incorporated 144A	6.88	3-1-2028	325,000	327,519
Hilcorp Energy Company 144A	5.75	2-1-2029	55,000	54,112
Hilcorp Energy Company 144A	6.00	2-1-2031	55,000	54,678
Hilcorp Energy Company 144A	6.25	11-1-2028	75,000	76,125
Oceaneering International Incorporated	4.65	11-15-2024	25,000	25,375
Oceaneering International Incorporated	6.00	2-1-2028	225,000	220,749
Pattern Energy Operations LP 144A	4.50	8-15-2028	500,000	508,715
USA Compression Partners LP	6.88	4-1-2026	150,000	152,625
W.R. Grace Holdings LLC 144A	5.63	8-15-2029	145,000	145,802
				1,565,700
Oil, gas & consumable fuels: 5.43%
Aethon United 144A	8.25	2-15-2026	430,000	454,725
Antero Resources Corporation	5.00	3-1-2025	170,000	170,850
Antero Resources Corporation 144A	8.38	7-15-2026	23,000	25,501
Archrock Partners LP 144A	6.25	4-1-2028	110,000	112,750
Archrock Partners LP 144A	6.88	4-1-2027	100,000	104,000
Buckeye Partners LP	5.85	11-15-2043	150,000	147,698
Cheniere Energy Partners LP 144A	3.25	1-31-2032	135,000	131,119
Cheniere Energy Partners LP	4.50	10-1-2029	50,000	52,556
Cheniere Energy Partners LP 144A	5.50	6-15-2031	250,000	253,376
DCP Midstream Operating Company	5.13	5-15-2029	175,000	194,058
DT Midstream Incorporated 144A	4.13	6-15-2029	60,000	59,625
DT Midstream Incorporated 144A	4.38	6-15-2031	130,000	129,188
Encino Acquisition Partners Company 144A	8.50	5-1-2028	355,000	357,663
EnLink Midstream Partners LP	5.05	4-1-2045	325,000	300,628
EnLink Midstream Partners LP	5.38	6-1-2029	100,000	100,500
EnLink Midstream Partners LP	5.60	4-1-2044	75,000	70,875
EnLink Midstream Partners LP 144A	5.63	1-15-2028	35,000	35,875
Enviva Partners LP 144A	6.50	1-15-2026	400,000	412,776
Harvest Midstream LP 144A	7.50	9-1-2028	120,000	124,348
Hess Midstream Operation Company 144A	4.25	2-15-2030	35,000	33,864
Murphy Oil Corporation	5.75	8-15-2025	15,000	15,244
Murphy Oil Corporation	5.88	12-1-2027	25,000	25,447
Murphy Oil Corporation	6.38	7-15-2028	135,000	139,211
Murphy Oil Corporation	6.38	12-1-2042	75,000	73,675
Nabors Industries Incorporated 144A	7.38	5-15-2027	130,000	127,400
New Fortress Energy Incorporated 144A	6.50	9-30-2026	305,000	288,326
Occidental Petroleum Corporation	4.63	6-15-2045	300,000	302,955
Occidental Petroleum Corporation	6.20	3-15-2040	100,000	118,500
Occidental Petroleum Corporation	6.45	9-15-2036	475,000	589,827
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	300,000	334,500
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	55,000	60,775
Southwestern Energy Company	7.75	10-1-2027	150,000	160,759
Southwestern Energy Company	8.38	9-15-2028	110,000	121,188
See accompanying notes to portfolio of investments

4  |  Allspring Utilities and High Income Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
Tallgrass Energy Partners LP 144A	6.00%	12-31-2030	$ 220,000	$ 217,390
Tallgrass Energy Partners LP 144A	6.00	9-1-2031	75,000	72,563
Veture Global LNG, Incorporated 144A	3.88	11-1-2033	35,000	35,088
Western Midstream Operating LP	5.30	2-1-2030	100,000	107,630
Western Midstream Operating LP	5.30	3-1-2048	225,000	260,406
Western Midstream Operating LP	6.50	2-1-2050	25,000	28,551
				6,351,410
Financials: 4.82%
Capital markets: 0.29%
Coinbase Global Incorporated 144A	3.63	10-1-2031	125,000	115,938
Oppenheimer Holdings Incorporated	5.50	10-1-2025	215,000	224,944
				340,882
Consumer finance: 2.23%
FirstCash Incorporated 144A	4.63	9-1-2028	80,000	79,606
Ford Motor Credit Company LLC	4.39	1-8-2026	250,000	264,018
Ford Motor Credit Company LLC	5.11	5-3-2029	510,000	564,621
Navient Corporation	5.00	3-15-2027	195,000	195,708
Navient Corporation	5.50	3-15-2029	185,000	182,456
Navient Corporation	5.63	8-1-2033	125,000	115,938
PECF USS Intermediate Holding III Corporation 144A	8.00	11-15-2029	90,000	91,610
PRA Group Incorporated 144A	5.00	10-1-2029	320,000	316,006
PROG Holdings Incorporated 144A	6.00	11-15-2029	110,000	108,659
Rocket Mortgage LLC 144A	2.88	10-15-2026	190,000	185,138
Springleaf Finance Corporation	5.38	11-15-2029	100,000	105,235
Springleaf Finance Corporation	6.13	3-15-2024	50,000	52,500
Springleaf Finance Corporation	6.63	1-15-2028	125,000	138,459
Springleaf Finance Corporation	7.13	3-15-2026	125,000	140,496
Springleaf Finance Corporation	8.25	10-1-2023	65,000	71,175
				2,611,625
Diversified financial services: 0.64%
Hat Holdings LLC 144A	3.38	6-15-2026	120,000	118,050
Jefferies Finance LLC 144A	5.00	8-15-2028	140,000	140,000
LPL Holdings Incorporated 144A	4.38	5-15-2031	210,000	211,050
LPL Holdings Incorporated 144A	4.63	11-15-2027	50,000	51,250
United Shore Financial Services LLC 144A	5.50	11-15-2025	225,000	223,875
				744,225
Insurance: 0.71%
Amwins Group Incorporated 144A	4.88	6-30-2029	210,000	206,636
Broadstreet Partners Incorporated 144A	5.88	4-15-2029	240,000	232,800
Enact Holdings Incorporated 144A	6.50	8-15-2025	290,000	315,316
HUB International Limited 144A	5.63	12-1-2029	75,000	74,841
				829,593
Mortgage REITs: 0.30%
Blackstone Mortgage Trust Incorporated 144A	3.75	1-15-2027	60,000	59,075
Starwood Property Trust Incorporated	4.75	3-15-2025	130,000	134,836
Starwood Property Trust Incorporated	5.00	12-15-2021	30,000	30,016
Starwood Property Trust Incorporated 144A	5.50	11-1-2023	130,000	133,900
				357,827
See accompanying notes to portfolio of investments

Allspring Utilities and High Income Fund  |  5

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Thrifts & mortgage finance: 0.65%
Ladder Capital Finance Holdings LP 144A	4.25%	2-1-2027	$ 100,000	$ 99,410
Ladder Capital Finance Holdings LP 144A	4.75	6-15-2029	195,000	194,025
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	240,000	241,224
United Wholesale Mortgage LLC 144A	5.50	4-15-2029	235,000	223,741
				758,400
Health care: 1.80%
Health care equipment & supplies: 0.22%
Avantor Funding Incorporated 144A	3.88	11-1-2029	80,000	79,900
Mozart Debt Merger Sub Incorporated 144A	5.25	10-1-2029	175,000	174,781
				254,681
Health care providers & services: 1.21%
180 Medical Incorporated 144A	3.88	10-15-2029	200,000	196,392
AdaptHealth LLC 144A	4.63	8-1-2029	45,000	44,092
Air Methods Corporation 144A	8.00	5-15-2025	280,000	217,341
Davita Incorporated 144A	4.63	6-1-2030	120,000	118,500
Encompass Health Corporation	4.50	2-1-2028	50,000	50,500
Encompass Health Corporation	4.75	2-1-2030	50,000	50,313
Encompass Health Corporation	4.63	4-1-2031	35,000	34,759
HealthSouth Corporation	5.75	9-15-2025	75,000	76,219
Magellan Health Incorporated	4.90	9-22-2024	65,000	69,875
MPT Operating Partnership LP	5.25	8-1-2026	150,000	154,125
Select Medical Corporation 144A	6.25	8-15-2026	255,000	267,727
Tenet Healthcare Corporation 144A	4.88	1-1-2026	75,000	76,688
Tenet Healthcare Corporation 144A	7.50	4-1-2025	25,000	26,288
Vizient Incorporated 144A	6.25	5-15-2027	25,000	26,063
				1,408,882
Health care technology: 0.34%
Change Healthcare Holdings Incorporated 144A	5.75	3-1-2025	400,000	401,398
Life sciences tools & services: 0.01%
Ortho-Clinical Diagnostics Incorporated 144A	7.25	2-1-2028	15,000	15,750
Pharmaceuticals: 0.02%
Bausch Health Companies Incorporated 144A	8.50	1-31-2027	25,000	25,710
Industrials: 4.22%
Aerospace & defense: 0.48%
Spirit AeroSystems Holdings Incorporated 144A	5.50	1-15-2025	60,000	61,800
Spirit AeroSystems Holdings Incorporated 144A	7.50	4-15-2025	75,000	78,469
TransDigm Group Incorporated	4.88	5-1-2029	165,000	160,500
TransDigm Group Incorporated 144A	6.25	3-15-2026	145,000	150,438
TransDigm Group Incorporated	7.50	3-15-2027	105,000	109,463
				560,670
Airlines: 1.48%
American Airlines Group Incorporated 144A	5.50	4-20-2026	225,000	229,781
American Airlines Group Incorporated 144A	5.75	4-20-2029	335,000	349,366
Delta Air Lines Incorporated	3.75	10-28-2029	70,000	68,781
Delta Air Lines Incorporated 144A	4.75	10-20-2028	145,000	158,881
Hawaiian Airlines Incorporated	3.90	7-15-2027	156,707	155,393
Hawaiian Brand Intellectual Property Limited 144A	5.75	1-20-2026	350,000	357,655
See accompanying notes to portfolio of investments

6  |  Allspring Utilities and High Income Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airlines (continued)
Mileage Plus Holdings LLC 144A	6.50%	6-20-2027	$ 240,000	$ 256,200
United Airlines Incorporated 144A	4.63	4-15-2029	155,000	154,175
				1,730,232
Commercial services & supplies: 0.54%
CoreCivic Incorporated	8.25	4-15-2026	235,000	241,930
IAA Spinco Incorporated 144A	5.50	6-15-2027	375,000	389,325
				631,255
Construction & engineering: 0.25%
Great Lakes Dredge & Dock Company 144A	5.25	6-1-2029	290,000	296,110
Machinery: 0.59%
Meritor Incorporated 144A	4.50	12-15-2028	115,000	114,425
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	250,000	267,500
Werner FinCo LP 144A	8.75	7-15-2025	295,000	307,537
				689,462
Road & rail: 0.39%
Uber Technologies Incorporated 144A	4.50	8-15-2029	150,000	148,500
Uber Technologies Incorporated 144A	8.00	11-1-2026	285,000	303,525
				452,025
Trading companies & distributors: 0.49%
Fortress Transportation & Infrastructure Investors LLC 144A	5.50	5-1-2028	320,000	313,600
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	215,000	219,122
Fortress Transportation & Infrastructure Investors LLC 144A	9.75	8-1-2027	43,000	47,784
				580,506
Information technology: 2.26%
Communications equipment: 0.33%
CommScope Technologies LLC 144A	5.00	3-15-2027	145,000	130,197
CommScope Technologies LLC 144A	8.25	3-1-2027	260,000	254,800
				384,997
IT services: 0.55%
Flexential Intermediate Corporation 144A	11.25	8-1-2024	175,000	187,250
Sabre GLBL Incorporated 144A	9.25	4-15-2025	410,000	456,125
				643,375
Semiconductors & semiconductor equipment: 0.11%
QORVO Incorporated	4.38	10-15-2029	125,000	132,025
Software: 1.27%
Fair Isaac Corporation 144A	5.25	5-15-2026	400,000	439,500
IQVIA Incorporated 144A	5.00	5-15-2027	150,000	154,500
MPH Acquisition Holdings LLC 144A	5.50	9-1-2028	125,000	121,076
MPH Acquisition Holdings LLC 144A	5.75	11-1-2028	440,000	392,984
NCR Corporation 144A	5.13	4-15-2029	40,000	40,422
NCR Corporation 144A	6.13	9-1-2029	125,000	132,500
SS&C Technologies Incorporated 144A	5.50	9-30-2027	200,000	207,875
				1,488,857
See accompanying notes to portfolio of investments

Allspring Utilities and High Income Fund  |  7

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Materials: 1.76%
Chemicals: 0.32%
Chemours Company 144A	4.63%	11-15-2029	$ 185,000	$ 178,756
Olympus Water US Holding Corporation 144A	4.25	10-1-2028	200,000	193,000
				371,756
Containers & packaging: 0.52%
Berry Global Incorporated 144A	5.63	7-15-2027	25,000	25,908
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	225,000	270,000
Flex Acquisition Company Incorporated 144A	6.88	1-15-2025	75,000	74,806
Owens-Brockway Packaging Incorporated 144A	5.88	8-15-2023	50,000	52,000
Owens-Brockway Packaging Incorporated 144A	6.38	8-15-2025	75,000	80,813
Sealed Air Corporation 144A	5.13	12-1-2024	100,000	106,500
				610,027
Metals & mining: 0.64%
Arches Buyer Incorporated 144A	4.25	6-1-2028	125,000	123,750
Arches Buyer Incorporated 144A	6.13	12-1-2028	80,000	80,776
Cleveland-Cliffs Incorporated 144A	4.88	3-1-2031	150,000	151,108
Cleveland-Cliffs Incorporated	5.88	6-1-2027	80,000	82,584
Freeport-McMoRan Incorporated	4.13	3-1-2028	250,000	256,875
Kaiser Aluminum Corporation 144A	4.63	3-1-2028	50,000	48,972
				744,065
Paper & forest products: 0.28%
Clearwater Paper Corporation 144A	5.38	2-1-2025	50,000	53,999
Clearwater Paper Corporation 144A	4.75	8-15-2028	20,000	20,200
Vertical US Newco Incorporated 144A	5.25	7-15-2027	250,000	254,233
				328,432
Real estate: 0.76%
Equity REITs: 0.76%
Iron Mountain Incorporated 144A	5.25	7-15-2030	265,000	270,085
Service Properties Trust Company	3.95	1-15-2028	130,000	116,995
Service Properties Trust Company	4.38	2-15-2030	100,000	90,000
Service Properties Trust Company	4.75	10-1-2026	100,000	95,630
Service Properties Trust Company	4.95	2-15-2027	240,000	228,958
Service Properties Trust Company	5.25	2-15-2026	75,000	73,688
Service Properties Trust Company	7.50	9-15-2025	15,000	15,921
				891,277
Utilities: 1.59%
Electric utilities: 0.48%
NextEra Energy Operating Partners LP 144A	4.25	9-15-2024	2,000	2,089
NextEra Energy Operating Partners LP 144A	4.50	9-15-2027	275,000	290,986
PG&E Corporation	5.00	7-1-2028	25,000	25,750
PG&E Corporation	5.25	7-1-2030	240,000	246,000
				564,825
Independent power & renewable electricity producers: 1.11%
NSG Holdings LLC 144A	7.75	12-15-2025	300,382	319,907
TerraForm Power Operating LLC 144A	4.25	1-31-2023	350,000	352,625
See accompanying notes to portfolio of investments

8  |  Allspring Utilities and High Income Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Independent power & renewable electricity producers (continued)
TerraForm Power Operating LLC 144A	4.75%	1-15-2030	$ 100,000	$ 101,475
TerraForm Power Operating LLC 144A	5.00	1-31-2028	275,000	286,000
Vistra Operations Company LLC 144A	5.63	2-15-2027	225,000	231,051
				1,291,058
Total Corporate bonds and notes (Cost $38,582,356)				39,711,183
Loans: 3.56%
Communication services: 0.43%
Media: 0.38%
Clear Channel Outdoor Holdings (1 Month LIBOR +3.50%) ±	3.63	8-21-2026	64,052	62,593
DIRECTV Financing LLC (1 Month LIBOR +5.00%) <±	5.75	8-2-2027	235,000	234,413
Hubbard Radio LLC (3 Month LIBOR +4.25%) ‡±	5.25	3-28-2025	144,245	144,065
				441,071
Wireless telecommunication services: 0.05%
Consolidated Communications Holdings Incorporated (1 Month LIBOR +3.50%) ±	4.25	10-2-2027	62,000	61,664
Consumer discretionary: 0.41%
Auto components: 0.10%
Truck Hero Incorporated (1 Month LIBOR +3.25%) ±	4.00	1-31-2028	119,699	118,652
Diversified consumer services: 0.08%
TransUnion LLC (1 Month LIBOR +5.00%) ‡±	5.09	11-16-2029	90,000	89,775
Hotels, restaurants & leisure: 0.03%
CCM Merger Incorporated (1 Month LIBOR +3.75%) ±	4.50	11-4-2025	34,618	34,510
Household durables: 0.10%
Wilsonart LLC (1 Month LIBOR +3.50%) ±	4.50	12-19-2026	119,400	118,803
Specialty retail: 0.10%
Great Outdoors Group LLC (1 Month LIBOR +3.75%) ±	4.50	3-6-2028	124,686	124,530
Energy: 0.10%
Oil, gas & consumable fuels: 0.10%
GIP II Blue Holdings LP (1 Month LIBOR +4.50%) ‡±	5.50	9-29-2028	115,000	113,275
Financials: 1.02%
Capital markets: 0.07%
VFH Parent LLC (1 Month LIBOR +3.00%) ±	3.09	3-1-2026	81,880	81,629
Diversified financial services: 0.62%
Claros Mortgage Trust Incorporated (U.S. SOFR +4.50%) ‡##±	5.00	8-9-2026	135,000	134,663
Mallinckrodt International Finance SA (3 Month LIBOR +5.25%) ±	6.00	9-24-2024	235,657	219,521
Resolute Investment Managers Incorporated (1 Month LIBOR +3.75%) ‡±	5.25	4-30-2024	94,849	94,375
See accompanying notes to portfolio of investments

Allspring Utilities and High Income Fund  |  9

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services (continued)
Resolute Investment Managers Incorporated (1 Month LIBOR +8.00%) ‡±	9.00%	4-30-2025	$ 105,857	$ 105,724
Russell Investments US Institutional Holdco Incorporated (1 Month LIBOR +3.50%) ±	4.50	5-30-2025	175,000	174,636
				728,919
Insurance: 0.33%
Asurion LLC (1 Month LIBOR +5.25%) <±	5.34	1-31-2028	230,000	227,815
Asurion LLC (1 Month LIBOR +5.25%) ±	5.34	1-20-2029	55,000	54,416
HUB International Limited (1 Month LIBOR +3.25%) ##±	3.38	4-25-2025	100,000	99,492
				381,723
Health care: 0.47%
Health care equipment & supplies: 0.12%
Surgery Center Holdings Incorporated (1 Month LIBOR +3.75%) ±	4.50	8-31-2026	143,902	143,243
Health care providers & services: 0.27%
Medrisk Incorporated (1 Month LIBOR +3.75%) ±	4.50	5-10-2028	115,000	114,617
National Mentor Holdings Incorporated (1 Month LIBOR +3.75%) ±	3.75	3-2-2028	6,231	6,149
National Mentor Holdings Incorporated (1 Month LIBOR +3.75%) ±	4.50	3-2-2028	133,907	132,138
National Mentor Holdings Incorporated (1 Month LIBOR +3.75%) ±	4.50	3-2-2028	4,227	4,172
Padagis LLC (1 Month LIBOR +4.75%) ‡±	5.25	7-6-2028	56,471	56,329
				313,405
Health care technology: 0.08%
Project Ruby Ultimate Parent Corporation (1 Month LIBOR +3.25%) ±	4.00	3-3-2028	89,550	88,830
Industrials: 0.69%
Airlines: 0.27%
Mileage Plus Holdings LLC (1 Month LIBOR +5.25%) ±	6.25	6-21-2027	250,000	260,470
United Airlines Incorporated (1 Month LIBOR +3.75%) ±	4.50	4-21-2028	59,700	59,451
				319,921
Commercial services & supplies: 0.23%
Polaris Newco LLC (1 Month LIBOR +4.00%) ±	4.50	6-2-2028	235,000	233,952
Ring Container Technologies (1 Month LIBOR +3.75%) ±	4.25	8-12-2028	35,000	34,825
				268,777
Machinery: 0.19%
Alliance Laundry Systems LLC (1 Month LIBOR +3.50%) ±	4.25	10-8-2027	39,271	39,220
Werner FinCo LP (3 Month LIBOR +4.00%) ‡±	5.00	7-24-2024	178,605	178,158
				217,378
See accompanying notes to portfolio of investments

10  |  Allspring Utilities and High Income Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Information technology: 0.26%
IT services: 0.19%
Flexential Intermediate Corporation (3 Month LIBOR +2.50%) ±	5.75%	8-1-2024	$ 29,538	$ 29,095
Flexential Intermediate Corporation (3 Month LIBOR +7.25%) ±	7.33	8-1-2025	200,000	189,250
				218,345
Software: 0.07%
Nexus Buyer LLC (1 Month LIBOR +6.25%) ‡±	6.75	10-29-2029	85,000	84,841
Materials: 0.18%
Containers & packaging: 0.08%
Flex Acquisition Company Incorporated (1 Month LIBOR +3.50%) ±	4.00	2-23-2028	99,500	98,645
Paper & forest products: 0.10%
Vertical US Newco Incorporated (1 Month LIBOR +3.50%) ±	4.00	7-30-2027	118,804	118,340
Total Loans (Cost $4,105,602)				4,166,276
Yankee corporate bonds and notes: 4.13%
Communication services: 0.51%
Diversified telecommunication services: 0.20%
Intelsat Jackson Holdings SA	5.50	8-1-2023	470,000	227,950
Wireless telecommunication services: 0.31%
Connect U.S. Finco LLC 144A	6.75	10-1-2026	100,000	104,250
Telesat Canada 144A	5.63	12-6-2026	70,000	64,225
VMED O2 UK Financing I plc 144A	4.75	7-15-2031	200,000	198,000
				366,475
Energy: 0.48%
Oil, gas & consumable fuels: 0.48%
Baytex Energy Corporation 144A	8.75	4-1-2027	275,000	282,733
Griffin Coal Mining Company Limited 144A♦†	9.50	12-1-2016	61,339	0
Northriver Midstream Finance LP 144A	5.63	2-15-2026	270,000	278,411
				561,144
Financials: 0.12%
Diversified financial services: 0.12%
Castlelake Aviation Finance 144A	5.00	4-15-2027	140,000	138,285
Health care: 1.08%
Biotechnology: 0.17%
Grifols Escrow Issuer SA 144A	4.75	10-15-2028	200,000	198,000
Pharmaceuticals: 0.91%
Bausch Health Companies Incorporated 144A	4.88	6-1-2028	70,000	68,950
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	145,000	124,338
Bausch Health Companies Incorporated 144A	5.50	11-1-2025	50,000	50,535
Bausch Health Companies Incorporated 144A	6.13	4-15-2025	163,000	164,630
Bausch Health Companies Incorporated 144A	6.25	2-15-2029	100,000	90,643
See accompanying notes to portfolio of investments

Allspring Utilities and High Income Fund  |  11

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals (continued)
Bausch Health Companies Incorporated 144A	7.00%	1-15-2028	$ 100,000	$ 96,500
Bausch Health Companies Incorporated 144A	7.25	5-30-2029	25,000	23,719
Teva Pharmaceutical Finance Netherlands III BV	4.75	5-9-2027	35,000	34,936
Teva Pharmaceutical Finance Netherlands III BV	5.13	5-9-2029	35,000	34,216
Teva Pharmaceutical Finance Netherlands III BV	6.00	4-15-2024	370,000	384,706
				1,073,173
Industrials: 1.68%
Aerospace & defense: 0.29%
Bombardier Incorporated 144A	6.00	2-15-2028	35,000	34,738
Bombardier Incorporated 144A	7.13	6-15-2026	55,000	56,788
Bombardier Incorporated 144A	7.88	4-15-2027	240,000	246,965
				338,491
Airlines: 0.42%
Air Canada 144A	3.88	8-15-2026	75,000	74,383
Air Canada Pass-Through Trust Series 2020-1 Class C 144A	10.50	7-15-2026	340,000	417,824
				492,207
Commercial services & supplies: 0.37%
Ritchie Brothers Auctioneers Incorporated 144A	5.38	1-15-2025	425,000	430,969
Electrical equipment: 0.19%
Sensata Technologies BV 144A	4.00	4-15-2029	70,000	70,980
Sensata Technologies BV 144A	5.00	10-1-2025	45,000	48,704
Sensata Technologies BV 144A	5.63	11-1-2024	100,000	109,000
				228,684
Trading companies & distributors: 0.41%
Carlyle Aviation Elevate Merger Subsidiary Limited 144A	7.00	10-15-2024	485,000	475,266
Materials: 0.26%
Containers & packaging: 0.26%
Ardagh Packaging Finance plc 144A	4.13	8-15-2026	100,000	101,131
Ardagh Packaging Finance plc 144A	5.25	4-30-2025	25,000	25,719
Ardagh Packaging Finance plc 144A	5.25	8-15-2027	180,000	176,400
				303,250
Total Yankee corporate bonds and notes (Cost $5,169,378)				4,833,894

		Yield	Shares
Short-term investments: 1.81%
Investment companies: 1.81%
Allspring Government Money Market Fund Select Class ♠∞##		0.03	2,111,707	2,111,707
Total Short-term investments (Cost $2,111,707)				2,111,707
Total investments in securities (Cost $132,417,153)	123.15%			144,055,002
Other assets and liabilities, net	(23.15)			(27,075,161)
Total net assets	100.00%			$116,979,841

See accompanying notes to portfolio of investments

12  |  Allspring Utilities and High Income Fund

Portfolio of investments—November 30, 2021 (unaudited)

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents the current interest rate if the loan is partially funded.
‡	Security is valued using significant unobservable inputs.
##	All or a portion of this security is segregated for unfunded loans.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
##	All or a portion of this security is segregated for when-issued securities and unfunded loans.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,085,704	$5,587,102	$(6,561,099)	$0	$0	$2,111,707	2,111,707	$125
See accompanying notes to portfolio of investments

Allspring Utilities and High Income Fund  |  13

Notes to portfolio of investments—November 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
As of November 30, 2021, the Fund had unfunded loan commitments of $508,588.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority

14  |  Allspring Utilities and High Income Fund

Notes to portfolio of investments—November 30, 2021 (unaudited)

to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Energy	$316,203	$0	$0	$316,203
Financials	208,731	0	0	208,731
Utilities	92,707,008	0	0	92,707,008
Corporate bonds and notes	0	39,711,183	0	39,711,183
Loans	0	3,165,071	1,001,205	4,166,276
Yankee corporate bonds and notes	0	4,833,894	0	4,833,894
Short-term investments
Investment companies	2,111,707	0	0	2,111,707
Total assets	$95,343,649	$47,710,148	$1,001,205	$144,055,002
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended November 30, 2021, the Fund did not have any transfers into/out of Level 3.

Allspring Utilities and High Income Fund  |  15